Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond Fund
May 31, 2023
SLD-NPRT3-0723
1.9904904.101
Nonconvertible Bonds - 64.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.5697% 3/25/24 (b)(c)	50,000	50,000
0.9% 3/25/24	125,000	120,619
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.4157% 3/22/24 (b)(c)	150,000	149,879
0.75% 3/22/24	75,000	72,143
3.5% 11/1/24	80,000	78,066
		470,707
Media - 0.7%
Discovery Communications LLC 3.8% 3/13/24	50,000	49,363
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.668% 3/15/24 (b)(c)	50,000	50,183
3.428% 3/15/24	75,000	73,418
		172,964
TOTAL COMMUNICATION SERVICES		643,671
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 2.0%
American Honda Finance Corp. 3.55% 1/12/24	100,000	98,809
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.5807% 10/15/24 (b)(c)	75,000	74,423
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6246% 3/8/24 (b)(c)	75,000	74,677
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (b)(c)	50,000	50,059
1.2% 10/15/24	80,000	75,270
1.7% 8/18/23	50,000	49,582
5.1% 1/17/24	50,000	49,811
Toyota Motor Corp. 3.419% 7/20/23	50,000	49,880
		522,511
Hotels, Restaurants & Leisure - 0.6%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.4798% 2/14/24 (b)(c)	155,000	155,003
Specialty Retail - 0.9%
AutoZone, Inc. 3.125% 7/15/23	180,000	179,409
The Home Depot, Inc. 3.75% 2/15/24	50,000	49,565
		228,974
TOTAL CONSUMER DISCRETIONARY		906,488
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Conagra Brands, Inc. 0.5% 8/11/23	75,000	74,220
ENERGY - 2.6%
Energy Equipment & Services - 0.6%
Baker Hughes Co. 1.231% 12/15/23	150,000	146,771
Oil, Gas & Consumable Fuels - 2.0%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.6896% 2/16/24 (b)(c)	50,000	49,919
0.55% 10/4/23	20,000	19,658
2.15% 2/16/24	50,000	48,714
4% 10/1/23	75,000	74,531
MPLX LP 4.875% 12/1/24	80,000	79,071
Shell International Finance BV 3.5% 11/13/23	100,000	99,263
Spectra Energy Partners LP 4.75% 3/15/24	50,000	49,555
The Williams Companies, Inc. 4.55% 6/24/24	100,000	98,778
		519,489
TOTAL ENERGY		666,260
FINANCIALS - 39.3%
Financial Services - 1.1%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.759% 5/24/24 (b)(c)(d)	75,000	74,135
0.95% 1/8/24 (d)	100,000	96,438
Jackson Financial, Inc. 1.125% 11/22/23	100,000	97,953
		268,526
Banks - 24.5%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.7251% 2/4/25 (b)(c)	125,000	124,644
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.7346% 10/24/24 (b)(c)	100,000	99,665
0.523% 6/14/24 (b)	50,000	49,896
3.841% 4/25/25 (b)	100,000	98,292
4.125% 1/22/24	225,000	222,800
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.4103% 1/10/25 (b)(c)	108,000	107,189
3.3% 2/5/24	300,000	295,159
5.2% 12/12/24	130,000	129,450
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.4057% 4/15/24 (b)(c)	50,000	49,913
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3903% 7/31/24 (b)(c)	50,000	49,845
0.55% 9/15/23	125,000	123,156
3.4% 2/11/24	250,000	245,674
5.25% 12/6/24	130,000	129,696
BB&T Corp. 3.75% 12/6/23	375,000	370,715
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	100,000	99,713
0.5% 12/14/23	125,000	121,650
3.1% 4/2/24	230,000	225,452
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	190,000	190,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.6811% 1/25/26 (b)(c)	40,000	39,608
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.4333% 5/24/25 (b)(c)	50,000	50,225
0.981% 5/1/25 (b)	250,000	238,481
4.14% 5/24/25 (b)	130,000	127,914
Fifth Third Bancorp 3.65% 1/25/24	100,000	97,964
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.3644% 6/1/25 (b)(c)	50,000	49,686
0.563% 2/16/25 (b)	300,000	289,111
3.22% 3/1/25 (b)	80,000	78,467
4.023% 12/5/24 (b)	200,000	198,224
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 6.1281% 7/26/23 (b)(c)	25,000	25,016
4.788% 7/18/25 (b)	250,000	247,339
PNC Financial Services Group, Inc. 3.5% 1/23/24	125,000	123,265
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.2853% 10/7/24 (b)(c)	50,000	49,733
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.3703% 7/29/24 (b)(c)	50,000	49,852
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.4502% 10/26/23 (b)(c)	50,000	49,997
0.425% 1/19/24	50,000	48,399
2.55% 7/16/24	430,000	415,695
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.208% 3/4/24 (b)(c)	50,000	49,891
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.7746% 3/8/24 (b)(c)	50,000	50,099
0.75% 6/12/23	200,000	199,726
2.35% 3/8/24	375,000	365,964
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.2677% 6/9/25 (b)(c)	50,000	48,207
U.S. Bancorp 2.4% 7/30/24	130,000	124,985
Wells Fargo & Co.:
1.654% 6/2/24 (b)	108,000	108,000
3.75% 1/24/24	200,000	197,756
4.125% 8/15/23	265,000	263,504
		6,320,017
Capital Markets - 7.8%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.1871% 10/25/24 (b)(c)	150,000	148,683
0.35% 12/7/23	125,000	121,812
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.6832% 1/24/25 (b)(c)	80,000	79,728
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.2781% 3/15/24 (b)(c)	75,000	75,406
1.757% 1/24/25 (b)	100,000	97,173
3% 3/15/24	100,000	97,945
3.625% 2/20/24	75,000	73,853
5.7% 11/1/24	130,000	130,309
Moody's Corp. 4.875% 2/15/24	100,000	99,353
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.5567% 11/10/23 (b)(c)	50,000	49,987
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.6296% 1/24/25 (b)(c)	50,000	49,767
0.791% 1/22/25 (b)	475,000	459,620
3.62% 4/17/25 (b)	50,000	48,988
State Street Corp.:
3.7% 11/20/23	300,000	297,554
3.776% 12/3/24 (b)	100,000	99,108
4.857% 1/26/26 (b)	80,000	79,487
		2,008,773
Consumer Finance - 3.5%
Ally Financial, Inc.:
1.45% 10/2/23	50,000	49,200
3.875% 5/21/24	50,000	48,389
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 5.2705% 11/3/23 (b)(c)	105,000	104,923
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.7605% 5/3/24 (b)(c)	50,000	49,912
3% 10/30/24	130,000	125,693
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.4124% 5/9/25 (b)(c)	45,000	44,289
1.343% 12/6/24 (b)	75,000	72,718
3.9% 1/29/24	175,000	172,853
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.2753% 1/11/24 (b)(c)	50,000	49,962
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.585% 12/29/23 (b)(c)	57,000	57,063
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.5357% 3/22/24 (b)(c)	50,000	50,037
0.5% 8/14/23	75,000	74,265
		899,304
Financial Services - 0.9%
AIG Global Funding 0.8% 7/7/23 (d)	175,000	173,900
The Western Union Co. 4.25% 6/9/23	50,000	49,980
		223,880
Insurance - 1.5%
American International Group, Inc. 4.125% 2/15/24	100,000	99,026
Equitable Financial Life Global Funding 0.5% 11/17/23 (d)	50,000	48,818
Lincoln National Corp. 4% 9/1/23	100,000	99,471
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	75,000	74,019
4.05% 10/15/23	75,000	74,368
		395,702
TOTAL FINANCIALS		10,116,202
HEALTH CARE - 6.1%
Biotechnology - 0.9%
AbbVie, Inc.:
3.75% 11/14/23	100,000	99,219
3.85% 6/15/24	50,000	49,280
Amgen, Inc. 5.25% 3/2/25	75,000	75,209
		223,708
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. 3.45% 3/1/24	130,000	127,748
Health Care Providers & Services - 1.9%
Cigna Group:
0.613% 3/15/24	125,000	120,372
3% 7/15/23	50,000	49,822
3.75% 7/15/23	50,000	49,868
CVS Health Corp. 4% 12/5/23	100,000	99,524
Humana, Inc. 0.65% 8/3/23	100,000	99,299
UnitedHealth Group, Inc. 3.5% 6/15/23	75,000	74,950
		493,835
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4934% 10/18/24 (b)(c)	115,000	115,117
Pharmaceuticals - 2.4%
AstraZeneca Finance LLC 0.7% 5/28/24	100,000	95,484
AstraZeneca PLC 3.5% 8/17/23	100,000	99,572
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	80,000	78,045
Bristol-Myers Squibb Co.:
0.537% 11/13/23	75,000	73,401
2.9% 7/26/24	100,000	97,636
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	175,000	173,444
		617,582
TOTAL HEALTH CARE		1,577,990
INDUSTRIALS - 1.3%
Machinery - 1.0%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.1441% 9/13/24 (b)(c)	200,000	199,650
3.75% 11/24/23	50,000	49,598
		249,248
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	30,000	28,927
3% 9/15/23	50,000	49,626
		78,553
TOTAL INDUSTRIALS		327,801
INFORMATION TECHNOLOGY - 2.7%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 4% 7/15/24	80,000	78,749
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (b)(c)	50,000	49,613
Software - 2.2%
Microsoft Corp. 3.625% 12/15/23	100,000	99,461
Oracle Corp. 3.625% 7/15/23	150,000	149,559
Roper Technologies, Inc.:
2.35% 9/15/24	75,000	72,103
3.65% 9/15/23	200,000	198,936
VMware, Inc. 0.6% 8/15/23	50,000	49,488
		569,547
TOTAL INFORMATION TECHNOLOGY		697,909
MATERIALS - 0.8%
Chemicals - 0.8%
The Mosaic Co. 4.25% 11/15/23	205,000	203,610
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Federal Realty Investment Trust 3.95% 1/15/24	100,000	98,904
UTILITIES - 5.1%
Electric Utilities - 3.9%
Alabama Power Co. 3.55% 12/1/23	125,000	123,516
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (b)(c)	155,000	154,990
3.75% 4/15/24	100,000	98,403
Eversource Energy:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.3098% 8/15/23 (b)(c)	80,000	79,939
4.2% 6/27/24	80,000	78,855
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.231% 6/28/24 (b)(c)	105,000	104,175
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.4405% 11/3/23 (b)(c)	50,000	49,980
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.7683% 4/1/24 (b)(c)	75,000	74,777
Southern Co.:
0.6% 2/26/24	50,000	48,127
2.95% 7/1/23	75,000	74,773
Tampa Electric Co. 3.875% 7/12/24	85,000	83,643
Virginia Electric & Power Co. 3.45% 2/15/24	50,000	49,262
		1,020,440
Gas Utilities - 0.3%
Southern California Gas Co. 3.15% 9/15/24	80,000	78,109
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (b)(c)	75,000	74,794
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.3963% 9/15/23 (b)(c)	150,000	149,954
		224,748
TOTAL UTILITIES		1,323,297
TOTAL NONCONVERTIBLE BONDS (Cost $16,659,425)		16,636,352

U.S. Treasury Obligations - 31.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.6% to 5.03% 1/25/24 to 3/21/24	6,831,100	6,593,703
U.S. Treasury Notes 3% 6/30/24	1,500,000	1,466,074
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,081,727)		8,059,777

Asset-Backed Securities - 3.3%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	38,000	37,853
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.493% 12/26/24 (b)(c)	10,820	10,823
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	16,197	15,949
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	50,000	49,753
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	5,337	5,172
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4723% 5/15/25 (b)(c)	3,240	3,240
Series 2022-3 Class A2A, 3.81% 9/15/25	12,279	12,161
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	50,000	49,792
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	34,000	33,826
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	48,000	47,600
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4723% 10/15/24 (b)(c)	3,416	3,416
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	98,458
Series 2022-C Class A2A, 4.52% 4/15/25	19,411	19,315
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	26,000	25,879
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.4723% 2/15/25 (b)(c)	8,217	8,217
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	18,101	17,796
Series 2022-2 Class A2, 2.93% 10/21/24	5,049	5,002
Series 2023-A Class A2A, 5.27% 6/20/25	56,000	55,772
GM Financial Consumer Automobile Re Series 2023 2 Class A2A, 5.1% 5/18/26	62,000	61,708
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	25,000	24,898
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	18,245	18,044
Series 2022-4 Class A2A, 4.6% 11/17/25	23,410	23,271
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	14,700	14,554
Series 2022-C, Class A2A, 5.35% 11/17/25	63,000	62,775
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	32,000	31,861
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	69,000	68,766
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	52,000	51,762
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.4423% 10/15/25 (b)(c)	8,303	8,300
TOTAL ASSET-BACKED SECURITIES (Cost $869,601)		865,963

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Truist Bank 3.689% 8/2/24 (b) (Cost $74,520)	75,000	74,492

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $1,815,816)	1,815,453	1,815,816

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $27,501,089)	27,452,400
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(1,686,819)
NET ASSETS - 100.0%	25,765,581

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $617,394 or 2.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	826,951	22,856,889	21,868,024	20,413	-	-	1,815,816	0.0%
Total	826,951	22,856,889	21,868,024	20,413	-	-	1,815,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.